Trade receivables, net - Schedule of ECL Allowance for Trade Receivables (Details) - Accumulated impairment [member] - Trade receivables [member] - Aggregate continuing and discontinued operations [member] - CNY (¥)
¥ in Thousands
	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Trade receivables
Opening loss allowance	¥ 63,865	¥ 60,513
Provision for loss allowance, net	14,114	10,341
Disposal of a subsidiary	0	(1,717)
Reclassified as held for sale assets	(15,651)	(5,272)
Closing loss allowance	¥ 62,328	¥ 63,865